SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION.
Schedule of employee share option activity under the 2010 Plan

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2024	359,202	0.17	1.00	—
Exercised	—	—	—	—
Outstanding, December 31, 2024	359,202	0.17	1.96	222
Vested as of December 31, 2024	359,202	0.17	1.96	222
Exercisable as of December 31, 2024	359,202	0.17	1.96	222

Schedule of RSUs activity under the 2014 and 2020 Plans

		Weighted	Weighted
		average	average	Aggregate
	Number of	grant date	remaining	intrinsic
	RSUs	fair value	contractual life	value
		(US$)	(Years)	(US$)
Unvested, January 1, 2024	2,579,806	8.07	6.6	—
Granted	13,825,592	2.00	—	—
Vested	(11,355,582)	2.03	—	—
Forfeited	(137,349)	6.32	—	—
Unvested, December 31, 2024	4,912,467	4.99	2.3	23,285

Schedule of total share-based compensation expenses relating to share options and RSUs granted to employees

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	563	—	4,886
Sales and marketing expenses	17,794	3,141	20,048
General and administrative expenses	85,508	28,883	118,374
Research and development expenses	14,305	3,272	5,249
	118,170	35,296	148,557